Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2020
Registrant Name	dei_EntityRegistrantName	Advisers Investment Trust
CIK	dei_EntityCentralIndexKey	0001516523
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Jan. 28, 2021
Effective Date	dei_DocumentEffectiveDate	Jan. 28, 2021
Prospectus Date	rr_ProspectusDate	Jan. 28, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Emerging Markets Opportunities | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JOEMX
Emerging Markets Opportunities | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JOEIX
Emerging Markets Opportunities | Class II
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JOEAX
Global Equity | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JOGIX
Global Equity | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JOGEX
Global Equity | Class II
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JOGAX
International Select | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JOHIX
International Select | Class II
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JOHAX
International Small Cap Equity | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JOSMX
International Small Cap Equity | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JOISX
International Small Cap Equity | Class II
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JOSAX
Emerging Markets Small Mid Cap Equity | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JOMMX
Emerging Markets Small Mid Cap Equity | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JOMEX
International Opportunities | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JOPSX
Global Income Builder | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JOBIX
Global Income Builder | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JOFIX
Global Income Builder | Class II
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JOIIX
Credit Income Fund
Risk Return Abstract	rr_RiskReturnAbstract
Legal Entity Identifier	dei_LegalEntityIdentifier	549300IY0D00BUBE8O87
Credit Income Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JOCIX
Credit Income Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JOCEX
Credit Income Fund | Class II
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JOCMX